Summary of Significant Accounting Policies - Schedule of New and Amendments to IFRS and IAS Standards That Are Not Yet Effective for the Year (Detail)	12 Months Ended
Dec. 31, 2020
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, "Interest Rate Benchmark Reform – Phase 2" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2021
Amendments to IFRS 3, "Reference to the Conceptual Framework" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Amendments to IAS 16, "Property, Plant and Equipment: Proceeds before Intended Use" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Amendments to IAS 37, "Onerous Contracts-Cost of Fulfilling a Contract"
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-2020 [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2022
Amendments to IAS 1, "Classification of Liabilities as Current or Non-current" [member]
Disclosure of initial application of standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2023